FORMATION TRANSACTIONS AND INITIAL PUBLIC OFFERING (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2013		Jan. 31, 2013		Nov. 30, 2012		Jul. 31, 2012		Apr. 12, 2011	Dec. 31, 2013	Dec. 31, 2012 Board_Member	Dec. 31, 2011
Schedule of Cost-method Investments [Line Items]
Investment Consolidation Method												100.00%
Limited Partners' Capital Account, Units Issued	45,663,096									45,663,096	36,246,149
General Partners' Capital Account, Units Issued	1,257,408									1,257,408	1,065,225
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest										2.00%
Cash Partnership Distribution Per Quarter									$ 0.4428
Partners' Capital Account, Units, Sold in Public Offering	5,100,000	[1]	4,316,947	[1]	5,824,590	[1]	7,294,305	[1]	13,800,000
Sale of Stock, Price Per Share									$ 22.50
Proceeds from issuance of equity									$ 310,500	$ 280,586	$ 401,851	$ 0
Partners Capital Account Units Sold On Exercise of Overallotment Option Granted									1,800,000
Number of votes each outstanding common unit is entitled to									1
Maximum class of units ownership held to be eligible for voting										4.90%
Number of board members that become electable by the common unitholders											4
Number of appointed directors											3
Maximum number of board of directors											7
Term of charter									five
Revolving Credit Facility [Member]
Schedule of Cost-method Investments [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 20,000								$ 20,000	$ 20,000
Limited Partner [Member]
Schedule of Cost-method Investments [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest									98.00%
General Partner [Member]
Schedule of Cost-method Investments [Line Items]
General Partners' Capital Account, Units Issued									797,492
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest									2.00%
Common Units [Member]
Schedule of Cost-method Investments [Line Items]
Limited Partners' Capital Account, Units Issued									23,127,254
Common Units [Member] | Limited Partner [Member]
Schedule of Cost-method Investments [Line Items]
Limited Partners' Capital Account, Units Issued									23,127,254
Subordinated Units [Member]
Schedule of Cost-method Investments [Line Items]
Limited Partners' Capital Account, Units Issued									15,949,831
Subordinated Units [Member] | Limited Partner [Member]
Schedule of Cost-method Investments [Line Items]
Limited Partners' Capital Account, Units Issued									15,949,831
Incentive Distribution Rights [Member] | Golar GP LLC [Member]
Schedule of Cost-method Investments [Line Items]
Ownership of incentive distribution rights									81.00%
Incentive Distribution Rights [Member] | Golar Energy [Member]
Schedule of Cost-method Investments [Line Items]
Ownership of incentive distribution rights									19.00%
Incentive Distribution Rights [Member] | General Partner [Member] | Golar GP LLC [Member]
Schedule of Cost-method Investments [Line Items]
Ownership of incentive distribution rights									81.00%
Incentive Distribution Rights [Member] | General Partner [Member] | Golar Energy [Member]
Schedule of Cost-method Investments [Line Items]
Ownership of incentive distribution rights									19.00%

[1]	Includes common units issued by us to Golar in a private placement made concurrent to the public offering of 969,305 common units, 1,524,590 common units and 416,947 common units in July 2012, November 2012 and January 2013, respectively.